UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03231

SEI Liquid Asset Trust

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Copies to:

Timothy Levin, Esq.

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: June 30, 2016

Date of reporting period: March 31, 2016

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (A)(B) — 36.4%
Albion Capital
0.380%, 04/01/16 (D)	$7,251	$7,251
American Honda Finance
0.501%, 04/07/16 (D)	13,000	12,999
ANZ New Zealand International
0.709%, 04/01/16 (D)	10,000	10,000
0.711%, 04/07/16 (D)	10,000	10,000
ASB Finance
0.798%, 04/14/16	3,076	3,076
0.787%, 04/21/16 (D)	4,600	4,600
0.711%, 04/07/16 (D)	5,299	5,299
Bank of Nova Scotia
0.491%, 05/12/16	8,465	8,460
CAFCO
0.581%, 06/16/16 (D)	3,000	2,996
Chevron
0.586%, 07/07/16	8,000	7,987
0.558%, 06/24/16 (D)	16,669	16,647
0.511%, 06/09/16 (D)	9,734	9,725
Ciesco
0.581%, 05/09/16 (D)	2,149	2,148
CRC Funding
0.581%, 05/12/16 (D)	4,000	3,997
DNB Bank
0.692%, 07/15/16 (D)	17,000	16,966
Exxon Mobil
0.491%, 04/18/16 (D)	11,000	10,997
Fairway Finance
0.652%, 07/05/16 (D)	8,010	7,996
0.581%, 04/20/16 (D)	6,693	6,691
0.571%, 06/22/16	9,261	9,249
GlaxoSmithKline Finance
0.350%, 04/04/16 (D)	8,326	8,326
JP Morgan Securities
0.854%, 07/21/16 (D)	3,926	3,916
0.741%, 04/07/16 (D)	3,900	3,900
0.682%, 07/01/16 (D)	604	603
0.672%, 07/08/16 (D)	2,000	1,996
Liberty Street Funding
0.692%, 06/23/16 (D)	9,000	8,986
0.471%, 04/18/16	13,250	13,247
0.451%, 04/04/16	13,000	12,999
Manhattan Asset Funding
0.641%, 04/25/16 (D)	9,000	8,996
MetLife Short Term Funding
0.611%, 07/05/16 (D)	1,619	1,616
0.611%, 06/06/16 (D)	4,000	3,996
0.611%, 06/27/16 (D)	19,000	18,972
0.581%, 07/01/16 (D)	11,000	10,984
0.581%, 07/08/16 (D)	15,000	14,976
0.581%, 07/11/16 (D)	15,000	14,976
0.510%, 05/24/16 (D)	1,007	1,006

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
National Australia Bank
0.771%, 04/17/16 (D)	$2,000	$2,000
National Australia Funding Delaware
0.652%, 07/01/16 (D)	5,000	4,992
Nestle Finance International
0.260%, 04/06/16 (D)	7,721	7,721
Nordea Bank
0.652%, 07/20/16 (D)	10,175	10,155
0.646%, 07/11/16 (D)	7,000	6,987
Old Line Funding
0.798%, 04/21/16 (D)	3,926	3,926
0.732%, 07/19/16 (D)	4,342	4,332
0.712%, 07/11/16	7,122	7,108
0.652%, 07/05/16	8,016	8,002
0.641%, 05/11/16	15,750	15,739
0.481%, 04/05/16	1,562	1,562
0.471%, 04/01/16	4,500	4,500
Regency Markets No. 1
0.370%, 04/01/16	3,198	3,198
0.370%, 04/07/16	7,210	7,210
Sumitomo Mitsui Banking
0.350%, 04/01/16	8,448	8,448
Thunder Bay Funding
0.732%, 05/24/16	2,995	2,992
0.732%, 05/24/16	9,393	9,383
0.687%, 07/08/16	9,359	9,341
0.661%, 06/21/16	23,150	23,116
0.641%, 07/01/16	4,000	3,993
Total Capital Canada
0.611%, 06/21/16	5,234	5,227
0.585%, 05/25/16	44,084	44,045
Toyota Motor Credit
0.736%, 04/15/16 (D)	6,035	6,035
0.632%, 07/01/16	14,000	13,978
0.632%, 07/15/16	8,000	7,985
0.511%, 06/28/16	18,000	17,978
0.431%, 04/27/16	9,850	9,847
Victory Receivables
0.631%, 04/12/16	7,000	6,999
0.601%, 04/04/16	9,000	8,999
Westpac Banking
0.461%, 05/05/16	8,000	7,997
Working Capital Management
0.370%, 04/07/16	1,328	1,328
0.370%, 04/06/16	2,777	2,777
0.260%, 04/04/16	1,947	1,947

Total Commercial Paper (Cost $566,426) ($ Thousands)		566,426

1	SEI Liquid Asset Trust / Quarterly Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CERTIFICATES OF DEPOSIT — 29.1%
ANZ New Zealand International
0.652%, 04/24/16 (C)(D)	$10,000	$10,000
ASB Finance
0.788%, 04/11/16 (C)	2,491	2,491
0.642%, 04/20/16 (C)(D)	4,168	4,168
0.673%, 04/26/16 (C)(D)	4,129	4,129
Bank of Montreal IL
0.741%, 04/07/16 (D)	3,000	3,000
0.621%, 04/09/16 (D)	9,850	9,850
0.768%, 04/14/16 (D)	2,000	2,000
0.628%, 04/14/16 (D)	10,000	10,000
Bank of Nova Scotia
0.611%, 04/05/16 (D)	4,000	4,000
0.782%, 04/21/16	10,000	10,000
0.613%, 04/27/16 (D)	5,000	5,000
Bank of Tokyo-Mitsubishi UFJ NY
0.620%, 07/01/16	24,700	24,700
Canadian Imperial Bank of Commerce
0.650%, 04/01/16 (D)	6,502	6,502
0.631%, 04/17/16 (D)	12,000	12,000
0.540%, 04/20/16	4,000	4,000
0.440%, 04/21/16	10,000	10,000
0.673%, 04/25/16 (D)	7,000	7,000
0.673%, 04/28/16	5,000	5,001
0.673%, 04/30/16 (D)	5,000	5,000
0.690%, 07/08/16	10,000	10,000
Citibank
0.580%, 04/20/16	5,000	5,000
0.650%, 05/18/16	4,750	4,750
DNB Bank
0.450%, 04/27/16	10,000	10,000
Fairway Finance
0.608%, 04/14/16 (C)(D)	4,912	4,912
HSBC Bank USA NY
0.550%, 05/02/16	18,246	18,246
JP Morgan Securities
0.652%, 04/10/16 (D)	9,900	9,900
0.698%, 04/14/16 (D)	10,000	10,000
Mizuho Bank
0.650%, 04/15/16	2,497	2,497
Nordea Bank Finland
0.440%, 04/06/16	8,000	8,000
0.440%, 04/19/16	15,000	15,000
Old Line Funding
0.808%, 04/11/16	4,750	4,750
0.798%, 04/13/16 (D)	4,026	4,026
Royal Bank of Canada NY
0.782%, 04/11/16	4,881	4,883
State Street Bank & Trust
0.599%, 04/01/16 (D)	12,750	12,750
0.642%, 04/21/16 (D)	10,750	10,750

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Sumitomo Mitsui Banking
0.700%, 04/21/16	$4,350	$4,350
Svenska Handelsbanken
0.450%, 04/04/16	2,679	2,679
0.465%, 04/26/16	10,000	10,000
0.730%, 06/07/16	14,976	14,981
0.655%, 07/07/16	15,000	15,000
0.655%, 07/14/16	12,000	12,000
0.805%, 07/15/16	6,000	6,000
Toronto-Dominion Bank
0.669%, 04/01/16 (D)	8,000	8,000
0.450%, 04/08/16	13,000	13,000
0.786%, 04/15/16	5,750	5,750
0.450%, 04/19/16	15,000	15,000
0.690%, 06/02/16	3,490	3,490
US Bank
0.540%, 04/21/16	10,000	10,000
Wells Fargo Bank
0.695%, 04/03/16 (D)	7,000	7,000
0.791%, 04/06/16	2,000	2,000
0.608%, 04/08/16	9,500	9,500
0.578%, 04/08/16 (D)	1,334	1,334
0.788%, 04/14/16	5,000	5,000
0.781%, 04/17/16 (D)	6,000	6,000
0.580%, 04/20/16	5,000	5,000
0.600%, 04/21/16	7,000	7,000
Westpac Banking
0.599%, 04/01/16	5,000	4,998
0.730%, 06/06/16	9,413	9,415

Total Certificates of Deposit (Cost $451,802) ($ Thousands)		451,802

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.1%
FFCB
0.458%, 04/11/16 (D)	7,810	7,811
0.436%, 04/16/16 (D)	10,000	10,000

Total U.S. Government Agency Obligations (Cost $17,811) ($ Thousands)		17,811

CORPORATE OBLIGATIONS — 0.7%

Financials — 0.7%
Canadian Imperial Bank of Commerce
1.350%, 07/18/16	9,000	9,016
Nordea Bank MTN
0.875%, 05/13/16 (C)	1,200	1,200

		10,216

Total Corporate Obligations (Cost $10,216) ($ Thousands)		10,216

2	SEI Liquid Asset Trust / Quarterly Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 0.1%

Massachusetts — 0.0%
Simmons College Higher Education Authority, RB
Callable 04/01/16 @ 100 0.390%, 04/07/16 (B)(D)	$480	$480

Minnesota — 0.1%
Minnesota State, Office of Higher Education, Ser A, RB
Callable 04/01/16 @ 100 0.410%, 04/07/16 (B)(D)	1,780	1,780

New Jersey — 0.0%
North Hudson Sewerage Authority, RB
Callable 04/01/16 @ 100 0.500%, 04/07/16 (B)(D)	665	665

New York — 0.0%
New York State, Housing Finance Agency, Various Housing Project, RB
Callable 04/01/16 @ 100 0.400%, 04/06/16 (B)(D)	440	440

Wisconsin — 0.0%
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
Callable 04/01/16 @ 100
0.550%, 04/06/16 (D)	125	125
0.470%, 04/07/16 (D)	260	260

		385

Total Municipal Bonds (Cost $3,750) ($ Thousands)		3,750

TIME DEPOSITS — 17.0%
Australia & New Zealand Banking Group
0.250%, 04/01/16	21,899	21,899
Bank of New York
0.150%, 04/01/16	75,000	75,000
Bank of Tokyo-Mitsubishi UFJ NY
0.250%, 04/01/16	16,000	16,000
Citibank
0.320%, 04/01/16	27,929	27,929
LLoyds TSB Bank
0.260%, 04/01/16	21,899	21,899
Skandinaviska Enskilda Banken
0.250%, 04/01/16	26,325	26,325
Swedbank
0.260%, 04/01/16	76,000	76,000

Total Time Deposits (Cost $265,052) ($ Thousands)		265,052

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
REPURCHASE AGREEMENTS (E) — 15.5%
Goldman Sachs 0.300%, dated 03/31/16, to be repurchased on 04/01/16, repurchase price $25,000,208 (collateralized by a FNMA obligation, par value $25,213,444, 3.500%, 08/01/45; with total market value of $25,500,213)	$25,000	$25,000
Mitsubishi 0.300%, dated 03/31/16, to be repurchased on 04/01/16, repurchase price $56,000,467 (collateralized by various FNMA obligations, ranging in par value $1,024 - $16,884,740, 1.522% - 4.500%, 04/01/25 - 09/01/45; with total market value of $57,120,476)	56,000	56,000
Mizuho Securities 0.320%, dated 03/31/16, to be repurchased on 04/01/16, repurchase price $16,346,145 (collateralized by a U.S. Treasury Note, par value $15,603,500, 2.500%, 05/15/24; with total market value of $16,679,211)	16,346	16,346
RBC Capital 0.400%, dated 03/31/16, to be repurchased on 04/06/16, repurchase price $9,788,218 (collateralized by various corporate obligations*, ranging in par value $22 - $1,327,574, 1.068% - 7.150%, 11/01/28 - 03/01/46; with total market value of $10,198,237)	9,788	9,788
RBC Capital 0.260%, dated 03/31/16, to be repurchased on 04/01/16, repurchase price $56,000,404 (collateralized by various FNMA, FMAC and GNMA obligations, ranging in par value $1,000 - $75,394,384, 2.022% - 4.867%, 06/01/17 - 06/01/45; with total market value of $57,120,413)	56,000	56,000
TD Securities 0.320%, dated 03/31/16, to be repurchased on 04/01/16, repurchase price $6,008,053 (collateralized by FMAC and U.S. Treasury Notes, ranging in par value $6,200 - $12,772,055, 2.625% - 4.000%; with total market value of $6,128,229)	6,008	6,008

3	SEI Liquid Asset Trust / Quarterly Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund (Concluded)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wells Fargo Securities 0.480%, dated 03/31/16, to be repurchased on 04/07/16, repurchase price $4,394,410 (collateralized by various corportate obligations*, ranging in par value $1,085,196 - $3,445,199, 3.875% - 4.750%, 10/01/25 - 12/15/25; with total market value of $4,613,762)	$4,394	$4,394
Wells Fargo Securities 0.330%, dated 03/31/16, to be repurchased on 04/01/16, repurchase price $56,000,513 (collateralized by various FNMA obligations, ranging in par value $25,038,070 - $29,428,056, 3.500%, 02/01/46; with total market value of $57,120,524)	56,000	56,000
Wells Fargo Securities 0.340%, dated 03/31/16, to be repurchased on 04/05/16, repurchase price $10,785,713 (collateralized by various FNMA obligations, ranging in par value $1,599,152 - $8,890,571, 3.500%, 02/01/46; with total market value of $11,001,013)	10,785	10,785

Total Repurchase Agreements (Cost $240,321) ($ Thousands)		240,321

Total Investments — 100.0% (Cost $1,555,378) ($ Thousands) †		$1,555,378

*	A list of the corporate obligations used to collateralize repurchase agreements entered into by the Fund at March 31, 2016, is as follows:

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
RBC Capital	Walgreens Boot Alliance	1.068%	05/18/16	$9
	Verizon	3.650	09/14/18	113
	UBS	1.375	06/01/17	250
	Reynolds American	6.875	05/01/20	719
	Nissan	2.550	03/08/21	8
	Newcrest Finance	4.200	10/01/22	70
	Morgan Stanley	2.375	07/23/19	1
	MPLX	4.875	06/01/25	1,630
	Kansas City Power & Light	7.150	04/01/19	9
	General Electric	1.267	02/15/25	588
	Ford Motor Credit	3.000	02/15/25	30
	Enterprise	6.500	01/31/19	1,201
	EBAY	1.096	08/01/19	251
	Apple	3.250	02/23/26	814
	Actavis	3.000	03/12/20	1,290
	AT&T	5.000	03/01/21	0
	AT&T	3.600	02/17/23	126
	Westpac	1.850	11/26/18	200
Wells Fargo	AON	3.875	12/15/25	3,445
	Digital Realty	4.750	10/01/25	1,085

Percentages are based on Net Assets of $1,555,139 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”

(D)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2016. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(E)	Tri-Party Repurchase Agreement.

FFCB — Federal Farm Credit Bank

FMAC — Federal Management Advisory Committee

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

† For federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of March 31, 2016, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

4	SEI Liquid Asset Trust / Quarterly Report / March 31, 2016

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (the “Exchange Act”) as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Exchange Act and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Liquid Asset Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: May 25, 2016

Pursuant to the requirements of the Exchange Act and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: May 25, 2016

By	/s/ Arthur Ramanjulu
Arthur Ramanjulu
Controller & CFO

Date: May 25, 2016